OTHER OPERATING INCOME, NET	12 Months Ended
Dec. 31, 2025
OTHER OPERATING INCOME, NET
OTHER OPERATING INCOME, NET

19.OTHER OPERATING INCOME, NET

The following table presents the Group’s other operating income, net for the years ended December 31, 2023, 2024 and 2025.

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Project-based termination related gain	—	203,319	—
Government grants	14,280	71,174	143,409
Arbitration compensation	—	—	45,212
Gain from disposing of subsidiary	6,129	—	—
Gain from transfer of an intellectual property (Note 22(b))	6,111	—	36,967
Others	—	1,600	(44,173)
Total	26,520	276,093	181,415

19.OTHER OPERATING INCOME, NET (continued)

In October 2024, the Group received a one-off project-based payment of US$28,754 (equivalent to RMB203,319) from a leading global OEM headquartered in the United States (“the OEM customer”). This payment was intended to compensate the Group for the investments in research and development, as well as the actual costs of work-in-progress and raw materials incurred in connection with a contract with the OEM customer entered in March 2023. This contract, originally set to remain effective through December 2025, was terminated by the OEM customer due to the suspension of the project.

Government grants mainly consist of the value-added tax exemption, operating subsidies and production line construction subsidies received from PRC local governments.

On April 11, 2023, Ouster Inc. (“Ouster”) filed a complaint against the Group with the United States District Court for the District of Delaware (“Delaware Action”) for alleged patent infringement relating to the production, use, sale and/or importation of certain LiDAR systems and/or components thereof. On May 12, 2023, the Group filed a request for arbitration before Judicial Arbitration and Mediation Services against Ouster. In March 2025, the District Court of Delaware dismissed Ouster’s complaint without any conditions, financial settlement or injunctive relief imposed. On September 15, 2025, the arbitral tribunal issued a confidential final decision confirming its interim decision and awarding the Group US$6,333 (equivalent to RMB45,212) in costs and fees, which the Group received from Ouster during the fourth quarter of 2025.